Employment costs (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Employee Cost Explanatory [Abstract]
Summary of employment costs

	Note	2021 US$m	2020 US$m	2019 US$m
Total employment costs
– Wages and salaries		4,699	4,141	3,923
– Social security costs		386	330	328
– Net post-retirement charge	42	554	469	384
– Share-based payment charge	41	126	138	123
		5,765	5,078	4,758
Less: charged within provisions(a)	25	(252)	(308)	(236)
Total employment costs	4	5,513	4,770	4,522
(a)Amounts included above relate to provisions for pensions, post-retirement healthcare, long service leave and other employee entitlements. These are included in “Provisions (including exchange differences on provisions)” in note 4.